INCOME TAXES Income Taxes - Geographic Allocation of Income and Provision for Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic									$ (2,536)	$ (1,818)		$ (1,273)
Income (Loss) from Continuing Operations before Income Taxes, Foreign									290	1,692		1,138
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest									(2,246)	(126)		(135)
Current Federal Tax Expense (Benefit)									116	22		256
Current State and Local Tax Expense (Benefit)									9	7		(4)
Current Foreign Tax Expense (Benefit)									341	436	[1]	332
Current Income Tax Expense (Benefit)									466	465		584
Deferred Federal Income Tax Expense (Benefit)									(229)	(499)	[1]	(470)
Deferred State and Local Income Tax Expense (Benefit)									(51)	160		(45)
Deferred Foreign Income Tax Expense (Benefit)									(26)	(128)	[1]	(19)
Credit for deferred income tax and other tax related items									(306)	(467)		(534)
Provision for (Benefit from) income taxes on continuing operations									160	(2)		50
Loss from continuing operations, net of tax	$ 447	$ 86	$ (2,389)	$ (550)	$ 128	$ 222	$ (281)	$ (193)	$ (2,406)	(124)		$ (185)
Geographic Distribution, Foreign [Member]
Income Tax Contingency [Line Items]
Current Foreign Tax Expense (Benefit)										37
Deferred Federal Income Tax Expense (Benefit)										141
Deferred Foreign Income Tax Expense (Benefit)										$ 104

[1]	The Company has corrected the allocation of tax expense for the year ended December 31, 2019, resulting in a decrease of Foreign current tax expense of $37 million, an increase in Federal deferred tax expense of $141 million, and a decrease in Foreign deferred tax expense of $104 million. The total provision for income taxes on continuing operations for the year ended December 31, 2019 was not impacted.